Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)	January 31, 2022

Industry	Issue	Shares	Value
	COMMON STOCKS (89.5%)
	AUTOMOBILES & COMPONENTS (1.5%)
	Ford Motor Co.	15,700	$318,710

	BANKS (3.8%)
	Citizens Financial Group, Inc.	6,600	339,702
	Regions Financial Corporation	20,990	481,511
			821,213

	CAPITAL GOODS (9.2%)
	Carlisle Companies Incorporated	1,320	294,941
	Cummins Inc.	1,040	229,715
	The Middleby Corporation *	1,300	240,760
	Otis Worldwide Corp.	2,170	185,383
	Parker-Hannifin Corporation	990	306,910
	Sensata Technologies Holding PLC*^	2,770	158,887
	Trane Technologies PLC ^	1,900	328,890
	W.W. Grainger, Inc.	520	257,457
			2,002,943

	COMMERCIAL & PROFESSIONAL SERVICES (3.8%)
	IHS Markit Ltd. ^	2,480	289,639
	Republic Services, Inc.	2,290	292,341
	TransUnion	2,290	236,145
			818,125

	CONSUMER DURABLES & APPAREL (2.6%)
	Brunswick Corporation	2,985	271,008
	Lennar Corporation - Class A	3,150	302,747
			573,755

	CONSUMER SERVICES (3.7%)
	Darden Restaurants, Inc.	1,300	181,831
	Marriott International Inc. - Class A *	1,210	194,955
	Service Corporation International	3,440	212,317
	Vail Resorts, Inc.	740	205,054
			794,157

	DIVERSIFIED FINANCIALS (3.4%)
	Ameriprise Financial, Inc.	1,380	419,948
	State Street Corp.	3,430	324,135
			744,083

	ENERGY (4.2%)
	Diamondback Energy, Inc.	4,460	562,674
	Pioneer Natural Resources Co.	1,570	343,657
			906,331

	FOOD, BEVERAGE & TOBACCO (1.7%)
	The Hershey Company	1,900	374,433

	HEALTH CARE EQUIPMENT & SERVICES (7.6%)
	Boston Scientific Corporation *	5,180	222,222
	Centene Corporation *	2,179	169,439
	The Cooper Companies, Inc.	440	175,252
	Laboratory Corporation of America Holdings *	1,205	326,989
	Molina Healthcare, Inc. *	740	214,955
	STERIS PLC ^	835	187,374
	Teleflex, Inc.	390	120,974
	Zimmer Biomet Holdings, Inc.	1,810	222,666
			1,639,871

	HOUSEHOLD & PERSONAL PRODUCTS (2.0%)
	Church & Dwight Co., Inc.	4,290	440,369

	INSURANCE (5.3%)
	Arch Capital Group Ltd. *^	6,870	318,218
	Assurant, Inc.	1,810	276,043
	Everest Re Group, Ltd. ^	1,040	294,736
	The Hartford Financial Services Group, Inc.	3,540	254,420
			1,143,417

	MATERIALS (6.5%)
	Ball Corporation	2,940	285,474
	Corteva, Inc.	5,430	261,074
	Martin Marietta Materials, Inc.	830	322,970
	PPG Industries, Inc.	1,710	267,102
	Steel Dynamics, Inc.	4,810	267,051
			1,403,671

	MEDIA & ENTERTAINMENT (1.5%)
	Match Group, Inc. *	1,810	203,987
	Twitter, Inc. *	3,410	127,909
			331,896

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (3.4%)
	Agilent Technologies, Inc.	2,970	413,781
	Charles River Laboratories International, Inc. *	965	318,218
			731,999

	RETAILING (3.1%)
	AutoZone, Inc. *	254	504,533
	Ross Stores, Inc.	1,720	168,130
			672,663

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
	Analog Devices, Inc.	900	147,573
	KLA Corporation	1,210	471,017
	Lam Research Corporation	540	318,557
			937,147

	SOFTWARE & SERVICES (9.6%)
	Akamai Technologies, Inc. *	2,330	266,901
	ANSYS, Inc. *	450	153,005
	Cadence Design Systems, Inc. *	2,285	347,640
	EPAM Systems, Inc. *	350	166,649
	Fortinet, Inc. *	1,250	371,550
	Global Payments, Inc.	2,005	300,509
	Synopsys, Inc. *	1,520	471,960
			2,078,214

	TECHNOLOGY HARDWARE & EQUIPMENT (4.2%)
	Arista Networks, Inc. *	3,120	387,847
	Keysight Technologies, Inc. *	1,880	317,381
	Motorola Solutions, Inc.	940	218,024
			923,252

	TRANSPORTATION (3.1%)
	Canadian Pacific Railway Ltd. ^	2,999	214,129
	GXO Logistics, Inc. *	2,210	179,474
	Old Dominion Freight Line, Inc.	915	276,266
			669,869

	UTILITIES (5.0%)
	Alliant Energy Corporation	3,770	225,672
	Ameren Corporation	3,220	285,743
	CMS Energy Corporation	1,930	124,253
	DTE Energy Company	1,750	210,753
	Xcel Energy, Inc.	3,420	238,237
			1,084,658

	Total Common Stocks	(Cost $10,841,558)	19,410,776

	REAL ESTATE INVESTMENT TRUSTS (REITs) (8.5%)
	REAL ESTATE (8.5%)
	AvalonBay Communities, Inc.	1,105	269,874
	Boston Properties, Inc.	1,585	177,647
	Digital Realty Trust, Inc.	1,330	198,476
	Duke Realty Corp.	7,950	459,351
	EastGroup Properties, Inc.	1,225	244,889
	Medical Properties Trust, Inc.	10,500	238,980
	SBA Communications Corp.	825	268,488
			1,857,705

	Total Real Estate Investment Trusts (REITs)	(Cost $1,538,462)	1,857,705

Total Investments	98.0%	(Cost $12,380,020)	$21,268,481
Other Assets, Less Liabilities	2.0%		425,775
Total Net Assets:	100.0%		$21,694,256

	Percentages are stated as a percent of net assets.

PLC	- Public Limited Company
*	Non-Income Producing Securities
^	Foreign Issued Securities

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification
Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The following table summarizes the inputs used, as of January 31, 2022, in valuing the Fund's assets:

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2022, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$318,710	$–	$–	$318,710
Banks	821,213	–	–	821,213
Capital Goods	2,002,943	–	–	2,002,943
Commercial & Professional Services	818,125	–	–	818,125
Consumer Durables & Apparel	573,755	–	–	573,755
Consumer Services	794,157	–	–	794,157
Diversified Financials	744,083	–	–	744,083
Energy	906,331	–	–	906,331
Food, Beverage & Tobacco	374,433	–	–	374,433
Health Care Equipment & Services	1,639,871	–	–	1,639,871
Household & Personal Products	440,369	–	–	440,369
Insurance	1,143,417	–	–	1,143,417
Materials	1,403,671	–	–	1,403,671
Media & Entertainment	331,896	–	–	331,896
Pharmaceuticals, Biotechnology & Life Sciences	731,999	–	–	731,999
Retailing	672,663	–	–	672,663
Semiconductors & Semiconductor Equipment	937,147	–	–	937,147
Software & Services	2,078,214	–	–	2,078,214
Technology Hardware & Equipment	923,252	–	–	923,252
Transportation	669,869	–	–	669,869
Utilities	1,084,658	–	–	1,084,658
Total Common Stocks	$19,410,776	$–	$–	$19,410,776

REITs
Real Estate	$1,857,705	$–	$–	$1,857,705
Total REITs	$1,857,705	$–	$–	$1,857,705

Total Investments	$21,268,481	$–	$–	$21,268,481

There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

Portfolio Industry Allocation and Market Capitalization as of January 31, 2022 (Unaudited)

Industry Allocation	% of TNA	Portfolio Market Cap Mix	% of TNA
Automobiles & Components	1.5%	Large Cap (over $46.4 billion)	15.5%
Banks	3.8%	Mid Cap ($3.6 - $46.4 billion)	82.5%
Capital Goods	9.2%	Cash & Other	2.0%
Commercial & Professional Services	3.8%
Consumer Durables & Apparel	2.6%	Total	100.0%
Consumer Services	3.7%
Diversified Financials	3.4%
Energy	4.2%
Food, Beverage & Tobacco	1.7%
Health Care Equipment & Services	7.6%
Household & Personal Products	2.0%
Insurance	5.3%
Materials	6.5%
Media & Entertainment	1.5%
Pharmaceuticals, Biotechnology & Life Sciences	3.4%
Retailing	3.1%
Semiconductors & Semiconductor Equipment	4.3%
Software & Services	9.6%
Technology Hardware & Equipment	4.2%
Transportation	3.1%
Utilities	5.0%
REITs	8.5%
Cash & Other	2.0%

Total	100.0%

TNA - Total Net Assets
Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.